SCHEDULE OF BORROWINGS (Details) (Parentheticals) - CNY (¥) ¥ in Thousands			1 Months Ended
	Oct. 31, 2025	Nov. 10, 2023	Apr. 30, 2025	Feb. 28, 2025	May 31, 2024	Jan. 31, 2027	Nov. 30, 2026	Apr. 21, 2026	Mar. 28, 2026	Feb. 02, 2026	Jan. 12, 2026	Jan. 07, 2026	Dec. 18, 2025	Feb. 27, 2024	Jan. 26, 2024	Jan. 25, 2024	Jan. 02, 2024
Working Capital Loan Agreement [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Effective interest rate							4.00%
Loan Agreement [Member]
Short-Term Debt [Line Items]
Security loans		¥ 15,040
Sales proceeds		5,000
China Resources Bank of Zhuhai Co., Ltd [Member] | Working Capital Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount		¥ 22,000
Effective interest rate		3.55%
Industrial And Commercial Bank Of China ICBC Loan [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount													¥ 6,900
Effective interest rate													3.20%
Bank Of Beijing [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount														¥ 5,000			¥ 5,000
Effective interest rate											3.45%	3.45%		4.50%			4.50%
Bank Of Beijing [Member] | Credit Agreement [Member]
Short-Term Debt [Line Items]
Credit facility																	¥ 10,000
China CITI CBank [Member] | Working Capital Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount									¥ 4,000
Effective interest rate									3.60%
Shanghai Pudong Development Bank [Member] | Working Capital Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount					¥ 8,000
Borrowing term					1 year
Shanghai Pudong Development Bank [Member] | Working Capital Loan Agreement [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Effective interest rate								4.32%
Postal Savings Bank of China Bank [Member] | Credit Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount				¥ 5,000
Effective interest rate										3.11%
Borrowing term				1 year
Bank of China Bank [Member] | Credit Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount	¥ 4,980		¥ 4,960
Effective interest rate	3.35%		3.10%
Borrowing term	2 years		1 year
Guangxi Beibu Gulf Bank [Member] | Working Capital Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount															¥ 1,000	¥ 5,000
Effective interest rate															3.35%	3.35%
Guangxi Beibu Gulf Bank [Member] | Working Capital Loan Agreement [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Interest rate						4.50%